Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of significant concentration risk
The following table identifies customers from whom the Company derived 10% or more of its oil and gas revenues during the years presented. Based on the availability of other customers, the Company does not believe the loss of any of these customers would have a significant effect on its business or financial condition.

	Year Ended December 31,
	2016	2015	2014
Shell Trading Co	23%	18%	30%
Laclede Energy Resources	17%	21%	24%
Superior Natural Gas	14%	(a)	(a)
BG Group	10%	10%	(a)
Unimark, LLC	(a)	17%	14%

(a)	Less than 10 percent